Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes
Schedule of income tax provision

	2019		2018		2017
Income taxes, current (1)	Ps.	5,267,157	Ps.	6,448,961	Ps.	5,382,865
Income taxes, deferred		(2,598,712)		(2,058,457)		(1,108,745)
	Ps.	2,668,445	Ps.	4,390,504	Ps.	4,274,120
(1)	The current income tax of Mexican companies payable in Mexico represented 95%, 91% and 93% of total current income taxes in 2019, 2018 and 2017, respectively.

Schedule of maturities of income tax payable

2020	Ps.	1,470,529
2021		1,016,035
2022		623,545
2023		120,139
	Ps.	3,230,248

Schedule of principal differences between income taxes computed at the statutory rate and the Group's provision for income taxes

	%	%	%
	2019	2018	2017
Statutory income tax rate	30	30	30
Differences between accounting and tax bases, includes tax inflation gain that is not recognized for accounting purposes	5	5	10
Asset tax	(2)	—	—
Tax loss carryforwards	(13)	(4)	(2)
2014 Tax Reform	1	2	1
Foreign operations	8	3	5
Disposition of investment	3	2	—
Share of income in associates and joint ventures, net	(2)	(1)	(5)
Effective income tax rate	30	37	39

Schedule of years of expiration of tax loss carryforwards

	Tax Loss
	Carryforwards
	for Which
	Deferred Taxes
Year of Expiration	Were Recognized
2020	Ps.	91,050
2021		174,278
2022		2,051,839
2023		233,434
2024		972,878
Thereafter		24,806,403
	Ps.	28,329,882

Schedule of deferred income taxes

The deferred income taxes as of December 31, 2019 and 2018, were principally derived from the following temporary differences and tax loss carryforwards:

	2019		2018

Assets:
Accrued liabilities	Ps.	4,352,021	Ps.	3,619,288
Loss allowance		1,550,482		1,344,425
Customer advances		1,499,462		1,799,330
Derivative financial instruments		273,210		—
Property, plant and equipment, net		1,650,860		1,570,890
Prepaid expenses and other items		3,700,673		1,125,387
Tax loss carryforwards:
Operating		7,433,425		8,677,220
Capital(1)		5,591,581		4,338,177

Liabilities:
Investments		(6,676,401)		(7,812,896)
Derivative financial instruments		—		(248,547)
Intangible assets and transmission rights		(2,406,145)		(843,409)
Deferred income tax assets of Mexican companies		16,969,168		13,569,865
Deferred income tax assets of certain foreign subsidiaries		163,747		221,392
Deferred income tax assets, net	Ps.	17,132,915	Ps.	13,791,257
(1)	Net of the benefit from tax loss carryforwards derived from the disposal in 2014 of the Group’s investment in GSF, in the amount of Ps.4,526,042 and Ps.3,301,222 in 2019 and 2018, respectively.

The gross rollforward of deferred income tax assets, net, is as follows:

	2019		2018
At January 1	Ps.	13,791,257	Ps.	12,317,531
Statement of income credit		2,598,712		2,058,457
Other comprehensive income (“OCI”) credit		1,154,097		336,689
Retained earnings charge		(342,420)		—
Charged to retained earnings in connection with the adoption of new IFRS Standards		—		(921,420)
Reclassification to current assets (liabilities) held for sale		(68,731)		—
At December 31	Ps.	17,132,915	Ps.	13,791,257

The rollforward of deferred income tax assets and liabilities for the year 2019, was as follows:

							Reclassification
			Credit (Charge) to		Credit (Charge) to		to Current
			Consolidated		OCI and		Assets
	At January 1,		Statement of		Retained		(Liabilities)		At December 31,
	2019		Income		Earnings		Held for Sale		2019
Assets:
Accrued liabilities	Ps.	3,619,288	Ps.	732,733	Ps.	—	Ps.	—	Ps.	4,352,021
Loss allowance		1,344,425		206,057		—		—		1,550,482
Customer advances		1,799,330		(299,868)		—		—		1,499,462
Derivative financial instruments		—		(183,364)		456,574		—		273,210
Property, plant and equipment, net		1,570,890		79,970		—		—		1,650,860
Prepaid expenses and other items		1,125,387		2,586,763		57,254		(68,731)		3,700,673
Tax loss carryforwards		13,015,397		334,122		(324,513)		—		13,025,006
Deferred income tax assets of foreign subsidiaries		221,392		(57,645)		—		—		163,747

Liabilities:
Investments		(7,812,896)		514,133		622,362		—		(6,676,401)
Derivative financial instruments		(248,547)		248,547		—		—		—
Intangible assets and transmission rights		(843,409)		(1,562,736)		—		—		(2,406,145)
Deferred income tax assets, net	Ps.	13,791,257	Ps.	2,598,712	Ps.	811,677	Ps.	(68,731)	Ps.	17,132,915

The rollforward of deferred income tax assets and liabilities for the year 2018, was as follows:

			Credit (Charge) to
			Consolidated		Credit (Charge) to
	At January 1,		Statement of		OCI and		At December 31,
	2018		Income		Equity		2018
Assets:
Accrued liabilities	Ps.	3,388,289	Ps.	230,999	Ps.	—	Ps.	3,619,288
Loss allowance		1,115,990		149,305		79,130		1,344,425
Customer advances		2,230,958		(431,628)		—		1,799,330
Property, plant and equipment, net		1,159,085		411,805		—		1,570,890
Prepaid expenses and other items		—		1,785,820		(660,433)		1,125,387
Tax loss carryforwards		15,558,120		(2,542,723)		—		13,015,397
Deferred income tax assets of foreign subsidiaries		257,769		73,117		(109,494)		221,392

Liabilities:
Investments		(7,117,306)		(854,016)		158,426		(7,812,896)
Derivative financial instruments		(355,051)		158,864		(52,360)		(248,547)
Intangible assets and transmission rights		(2,646,267)		1,802,858		—		(843,409)
Prepaid expenses and other items		(1,274,056)		1,274,056		—		—
Deferred income tax assets, net	Ps.	12,317,531	Ps.	2,058,457	Ps.	(584,731)	Ps.	13,791,257

The tax (charge) credit relating to components of other comprehensive income is as follows:

	2019
			Tax (Charge)
	Before Tax		Credit		After Tax
Remeasurement of post-employment benefit obligations	Ps.	(247,092)	Ps.	74,128	Ps.	(172,964)
Remeasurement of post-employment benefit obligations of assets held for sale		(3,445)		1,033		(2,412)
Exchange differences on translating foreign operations		(98,422)		(101,323)		(199,745)
Derivative financial instruments cash flow hedges		(1,521,912)		456,574		(1,065,338)
Warrants exercisable for common stock of UHI		257,306		(77,192)		180,114
Open Ended Fund		(351,202)		112,590		(238,612)
Other equity instruments		(794,624)		238,387		(556,237)
Other financial assets		111		(33)		78
Share of loss of associates and joint ventures		(236,159)		—		(236,159)
Other comprehensive loss	Ps.	(2,995,439)	Ps.	704,164	Ps.	(2,291,275)
Current tax			Ps.	(449,933)
Deferred tax				1,154,097
			Ps.	704,164

	2018
			Tax (Charge)
	Before Tax		Credit		After Tax
Remeasurement of post-employment benefit obligations (1)	Ps.	(97,086)	Ps.	230,623	Ps.	133,537
Exchange differences on translating foreign operations		(859,032)		(587)		(859,619)
Derivative financial instruments cash flow hedges		174,532		(52,359)		122,173
Warrants exercisable for common stock of UHI		(1,347,698)		404,309		(943,389)
Open Ended Fund		215,957		(64,787)		151,170
Other equity instruments		603,766		(181,130)		422,636
Other financial assets		(111)		33		(78)
Share of loss of associates and joint ventures		(47,313)		—		(47,313)
Other comprehensive loss	Ps.	(1,356,985)	Ps.	336,102	Ps.	(1,020,883)
Current tax			Ps.	(587)
Deferred tax				336,689
			Ps.	336,102
(1)	During 2018, the Group recognized a deferred income tax benefit o f Ps.201,497 related to remeasurement of post-employment benefit obligations of prior year.

	2017
			Tax (Charge)
	Before Tax		Credit		After Tax
Remeasurement of post-employment benefit obligations	Ps.	(283,106)	Ps.	—	Ps.	(283,106)
Exchange differences on translating foreign operations		334,097		(78,040)		256,057
Derivative financial instruments cash flow hedges		231,758		(69,527)		162,231
Warrants exercisable for common stock of UHI		(280,447)		84,134		(196,313)
Open Ended Fund		1,008,675		(302,603)		706,072
Share of loss of associates and joint ventures		(60,340)		—		(60,340)
Other comprehensive income	Ps.	950,637	Ps.	(366,036)	Ps.	584,601
Current tax			Ps.	(78,040)
Deferred tax				(287,996)
			Ps.	(366,036)

2014 Tax Reform
Income Taxes
Schedule of effects of income tax payable

	2019		2018
Tax losses of subsidiaries, net	Ps.	3,230,248	Ps.	4,959,130
Less: Current portion (a)		1,470,529		1,817,736
Non-current portion (b)	Ps.	1,759,719	Ps.	3,141,394
(a)	Accounted for as current income taxes payable in the consolidated statement of financial position as of December 31, 2019 and 2018.
(b)	Accounted for as non-current income taxes payable in the consolidated statement of financial position as of December 31, 2019 and 2018.